Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income and Cost

Details of finance income and costs for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019			2018
		(In millions of Korean won)
Finance income
Interest income	~~W~~	1,088	~~W~~	1,626	~~W~~	819
Unrealized foreign currency gain		321		119		81
Gain on foreign currency transactions		2,067		2,442		1,173
Total	~~W~~	3,476	~~W~~	4,187	~~W~~	2,073
Finance costs
Unrealized foreign currency loss	~~W~~	682	~~W~~	267	~~W~~	99
Loss on foreign currency transactions		2,965		1,050		891
Others		186		277		12
Total	~~W~~	3,833	~~W~~	1,594	~~W~~	1,002